Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000245604 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000245604 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000245604 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000245604 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000245604 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000245604 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245604 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000245604 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000245604 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000245604 | 31607A703 | Fidelity Investments Money Market Government Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245604 | Materials008474108
Holdings [Line Items]
Percent of Total Investments	92.40%
C000245604 | Cash & Equivalent31607A703
Holdings [Line Items]
Percent of Total Investments	3.80%
C000245604 | U.S. Treasury Obligations912797SS7
Holdings [Line Items]
Percent of Total Investments	3.80%
C000245604 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245604 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245604 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245604 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245604 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000245604 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000245604 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000245604 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000245604 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000245604 | Communications
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000245604 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000089323 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089323 | 825252406 | Invesco Treasury Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000089323 | G29183103 | Eaton Corp. PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089323 | 303901102 | Fairfax Financial Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000089323 | 37959E102 | Globe Life, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089323 | 693475105 | PNC Financial Services Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089323 | 127190304 | CACI International, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089323 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089323 | 002824100 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089323 | G3223R108 | Everest Re Group, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089323 | Long_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089323 | Long_Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000089323 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089323 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089323 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089323 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000089323 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089323 | Long_Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000089323 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000089323 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000089323 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000089323 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000089323 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000089323 | Short_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000089323 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000089323 | Short_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000089323 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000089323 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(16.80%)